Assets held for sale	12 Months Ended
Dec. 31, 2019
Assets held for sale
Assets held for sale

(13) Assets held for sale

As of December 31, 2019, 2018 and 2017, assets held for sale are as follows:

	December 31,
	2019	2018	2017
Buildings	$22,394	18,920	18,920
Land	29,563	27,310	27,765
Other	959	2,839	2,838
Total	$52,916	49,068	49,523

The Company recognized gains (losses) on sales of these assets of $2,311,  (13) and $2,437 during 2019, 2018 and 2017, respectively.